American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
August 31, 2022

Intermediate-Term Tax-Free Bond - Schedule of Investments
AUGUST 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.2%
Alabama — 2.8%
Birmingham Airport Authority Rev., 5.00%, 7/1/23 (BAM)	475,000	484,645
Birmingham Airport Authority Rev., 5.00%, 7/1/25 (BAM)	1,000,000	1,062,932
Birmingham Airport Authority Rev., 5.00%, 7/1/27 (BAM)	1,000,000	1,100,888
Birmingham Airport Authority Rev., 5.00%, 7/1/29 (BAM)	750,000	849,181
Birmingham Airport Authority Rev., 5.00%, 7/1/30 (BAM)	560,000	640,697
Birmingham Airport Authority Rev., 5.00%, 7/1/31 (BAM)	700,000	793,719
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,102,431
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,904,890
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,670,301
Black Belt Energy Gas District Rev., VRN, 4.00%, 10/1/52 (GA: Goldman Sachs Group, Inc.)	8,655,000	8,673,628
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	19,500,000	20,724,559
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,040,075
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,049,451
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,088,657
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,265,075
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	20,162,928
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Co.)	14,000,000	14,664,065
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,061,642
		107,339,764
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,773,039
Arizona — 4.3%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.34%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,086,019
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.92%, (MUNIPSA plus 0.25%), 1/1/46	3,845,000	3,805,351
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,181,439	5,978,979
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	415,000	425,610
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	398,765
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	612,075
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	859,311
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(1)	5,000,000	5,146,150
Arizona Industrial Development Authority Rev., (Phoenix Children's Hospital), VRDN, 1.03%, 9/1/22 (LOC: JPMorgan Chase Bank N.A.)	400,000	400,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	600,000	579,005
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	639,019
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	330,413
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	278,392
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	688,929
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	329,293
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	327,884
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	254,394
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	570,057
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,793,613
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,674,191
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	499,018
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(1)	525,000	454,479
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	250,000	217,591
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(1)	700,000	570,724

Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,123,616
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,379,914
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,890,956
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,466,063
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,838,474
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 4.00%, 5/15/31	560,000	526,120
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	992,724
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	4,000,000	4,001,970
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	101,270
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	511,912
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	208,398
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	314,520
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	225,957
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	727,920
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	722,078
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	308,064
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,017,632
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,260,603
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,903,877
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,211,434
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,307,032
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,186,192
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	3,380,000	2,871,808
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	1,140,000	901,136
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(1)	6,500,000	5,138,058
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	3,140,000	2,393,449
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	963,400
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	851,953
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	689,512
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,716,245
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,576,498
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	383,173
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	789,565
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	370,874
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	284,746
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,744,900
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	465,285
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 2.24%, (MUNIPSA plus 0.57%), 1/1/35	3,655,000	3,634,398
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 2.47%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,710,224
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	982,931
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,888,159
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,519,850
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(1)	1,650,000	1,373,540
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/24	1,450,000	1,516,572
Maricopa County Unified School District No. 4 Mesa GO, 5.00%, 7/1/25	1,000,000	1,069,992

Maricopa County Unified School District No. 69 Paradise Valley GO, 5.00%, 7/1/23	1,825,000	1,865,857
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	745,432
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	651,150
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,085,249
Phoenix GO, 5.00%, 7/1/24	1,330,000	1,393,016
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,213,379
Phoenix GO, 5.00%, 7/1/26	2,750,000	3,010,706
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,345,792
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	11,203,130
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,591,228
Town of Gilbert GO, 5.00%, 7/15/23	4,000,000	4,093,558
		161,180,753
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,017,231
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,403,092
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,207,005
Little Rock Metrocentre Improvement District No. 1 Rev., (Wehco Media, Inc.), VRDN, 1.05%, 9/1/22 (LOC: JPMorgan Chase Bank N.A.)	1,800,000	1,800,000
		5,427,328
California — 7.1%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,039,254
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,384,738
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,725,000	1,798,501
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,750,000	1,824,566
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,085,218
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	2,000,000	2,085,218
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(2)	1,800,000	1,876,697
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,835,896
Bay Area Toll Authority Rev., VRN, 2.77%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,769,737
Bay Area Toll Authority Rev., VRN, 1.95%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,964,809
California Community Choice Financing Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,236,490
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/31	550,000	603,598
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/33	450,000	489,302
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	201,665
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	275,743
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	274,829
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	148,545
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/23, Prerefunded at 100% of Par(2)	1,810,000	1,849,465
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,765,281
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	613,131
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,035,214
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,050,374
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,064,893
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	4,951,503
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(1)	5,145,000	4,766,868
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,555,113
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,568,087
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,045,603
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	1,960,000	1,933,080
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,375,503
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,293,065

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,132,085
City & County of San Francisco GO, 5.00%, 6/15/24	1,250,000	1,308,305
City & County of San Francisco GO, 5.00%, 6/15/25	1,560,000	1,674,964
City & County of San Francisco GO, 5.00%, 6/15/26	2,000,000	2,198,184
City & County of San Francisco GO, 5.00%, 6/15/27	1,875,000	2,106,405
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	2,038,357
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,200,000	2,359,319
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,455,000	1,096,616
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(2)	1,750,000	1,786,194
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24(2)	2,500,000	2,617,276
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	15,360,000	15,214,469
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,289,563
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,607,948
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,492,513
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,556,099
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,309,100
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,109,272
Los Angeles Rev., 4.00%, 6/29/23	15,000,000	15,211,797
Metropolitan Water District of Southern California Rev., VRN, 1.81%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,985,301
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	3,351,650
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,075,770
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	800,000	860,616
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,096,115
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,388,992
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,071,274
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42(4)	2,000,000	2,083,860
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47(4)	1,700,000	1,754,701
Orange County Transportation Authority Rev., 5.00%, 10/15/24	7,140,000	7,536,701
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,207,626
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,134,600
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	3,702,440
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,493,621
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,223,957
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,343,439
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	325,000
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,184,992
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	649,684
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,108,127
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(2)	6,000,000	6,372,757
State of California GO, 5.00%, 10/1/23	2,725,000	2,804,978
State of California GO, 5.00%, 10/1/24	3,500,000	3,688,836
State of California GO, 5.00%, 12/1/26	3,955,000	4,092,269
State of California GO, 5.00%, 2/1/27	10,000,000	10,116,724
State of California GO, 5.00%, 11/1/27	5,000,000	5,161,739
State of California GO, 5.00%, 2/1/28	10,000,000	10,116,307
State of California GO, 4.00%, 9/1/32	5,000,000	5,221,765
State of California GO, 4.00%, 8/1/35	10,000,000	10,267,717
State of California GO, 4.00%, 9/1/35	10,815,000	11,108,986
State of California GO, 5.00%, 4/1/42	2,250,000	2,431,631
State of California GO, 5.00%, 8/1/45	6,250,000	6,596,346
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/25	1,000,000	1,067,904
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/27	1,200,000	1,329,579

Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/31	1,000,000	1,135,862
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/35	1,330,000	1,477,765
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/38	1,000,000	1,092,017
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/40	1,000,000	1,073,537
		267,605,637
Colorado — 3.6%
Adams County COP, 5.00%, 12/1/25	2,720,000	2,929,030
Adams County COP, 4.00%, 12/1/26	2,250,000	2,349,150
Adams County COP, 4.00%, 12/1/27	1,310,000	1,365,280
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,393,646
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	310,820
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	571,559
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	452,310
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	676,706
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	983,427
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,222,439
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,661,086
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,240,006
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,642,770
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,103,771
Colorado Educational & Cultural Facilities Authority Rev., (Michael Ann Russell Jewish Community Center, Inc.), VRDN, 1.05%, 9/1/22 (LOC: TD Bank N.A.)	1,000,000	1,000,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,588,288
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,056,646
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/49	8,560,000	9,353,895
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,815,000	8,129,662
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,267,689
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,827,128
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,575,504
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	805,608
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	523,196
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	356,435
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	398,960
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	409,728
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	257,637
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,216,778
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	611,454
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	9,385,284
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,897,355
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,192,611
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	743,486
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	757,760
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	521,505
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,019,387
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,015,354
Crystal Valley Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	5,000,000	4,853,815
E-470 Public Highway Authority Rev., 5.00%, 9/1/27	900,000	998,112
E-470 Public Highway Authority Rev., 5.00%, 9/1/28	800,000	898,708
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	545,871

Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,108,269
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	843,057
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,007,647
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	206,556
Leyden Rock Metropolitan District GO, 4.00%, 12/1/46 (AGM)	1,500,000	1,448,999
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,676,898
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,371,348
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,608,968
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,688,046
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,050,345
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,855,981
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,944,268
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,990,582
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/30	250,000	270,405
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/30	350,000	379,316
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/31	500,000	542,556
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/31	400,000	432,720
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/32	600,000	647,448
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/32	500,000	538,280
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	704,973
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	727,757
State of Colorado COP, 6.00%, 12/15/41	5,230,000	6,368,919
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/34 (BAM)	500,000	528,613
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/36 (BAM)	400,000	416,130
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/38 (BAM)	620,000	626,970
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/40 (BAM)	325,000	325,752
Town of Firestone Water Enterprise Rev., 4.00%, 12/1/45 (BAM)	1,850,000	1,788,617
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)	165,000	165,976
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)	190,000	195,454
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	123,514
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)	200,000	210,049
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	141,839
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	192,844
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	134,156
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	212,890
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	146,066
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	222,170
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	140,744
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	236,697
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	135,326
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	245,315
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	135,282
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	244,138
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	135,198
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	259,830
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	145,752
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	562,414
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	172,479
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	563,729
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	316,021
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	110,640
		135,357,799
Connecticut — 2.0%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	546,887
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,268,146

Bridgeport GO, 5.00%, 8/15/27	4,490,000	4,964,461
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	679,721
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,685,360
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	562,711
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,430,157
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,114,762
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,094,929
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	705,059
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,886,797
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,091,382
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,601,309
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,051,264
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,072,770
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,036,306
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,029,948
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,064,097
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	301,229
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,116,796
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 2.75%, 1/1/26(1)	650,000	629,015
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(1)	500,000	516,425
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(1)	1,500,000	1,508,258
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	5,655,240
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	648,603
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	537,337
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,178,512
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	371,883
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	423,329
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,181,406
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	8,749,267
State of Connecticut GO, 4.00%, 6/1/31	1,200,000	1,275,589
State of Connecticut GO, 4.00%, 6/1/32	1,900,000	1,989,457
State of Connecticut GO, 4.00%, 6/1/33	1,000,000	1,038,284
State of Connecticut GO, 4.00%, 6/1/34	2,250,000	2,310,281
State of Connecticut GO, 4.00%, 1/15/38	12,560,000	12,567,192
State of Connecticut GO, 4.00%, 6/1/39	500,000	496,083
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,135,564
		74,515,816
District of Columbia — 1.1%
District of Columbia GO, 5.00%, 10/15/35	15,000,000	16,721,332
District of Columbia GO, 5.00%, 6/1/38	7,995,000	8,236,567
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(2)	1,000,000	1,014,787
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(2)	1,000,000	1,038,530
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	1,845,493
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,726,448
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,335,261
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,330,175
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,218,957
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,213,028
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,447,387
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	958,488
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	238,193

Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/29	2,500,000	2,873,940
		43,198,586
Florida — 5.4%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,756,141
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,002,225
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/45	2,900,000	2,811,076
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	516,978
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	519,018
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	266,953
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,046,656
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	522,966
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	520,543
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	516,761
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	515,736
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,479,992
Florida Development Finance Corp. Rev., 5.00%, 6/15/35	750,000	776,095
Florida Development Finance Corp. Rev., 5.00%, 6/15/40	1,650,000	1,693,571
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(1)	1,850,000	1,517,767
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31	300,000	291,086
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35	225,000	212,993
Florida Development Finance Corp. Rev., (Mater Academy Miami-Dade Osceola County Facilities Obligated Group), 5.00%, 6/15/47	3,200,000	3,257,973
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(1)	470,000	450,310
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(1)	1,050,000	1,045,040
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,290,769
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,294,247
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,616,811
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	987,038
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	964,003
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,057,306
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	791,194
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,315,082
Fort Myers Rev., 4.00%, 12/1/29	170,000	177,715
Fort Myers Rev., 4.00%, 12/1/30	150,000	156,203
Fort Myers Rev., 4.00%, 12/1/31	650,000	674,976
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,104,567
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,849,498
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,484,135
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/24	1,000,000	1,051,450
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/25	1,125,000	1,209,333
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/26	1,375,000	1,506,054
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	1,900,000	2,117,581
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,355,483
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,669,548
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	910,694
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,490,470
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	811,944
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,326,923
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,589,885
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,479,520
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,472,886
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,116,391
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	400,850
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	512,834
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	523,959

Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	840,000	869,932
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	428,231
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	741,445
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	266,070
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	782,788
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	738,627
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,053,090
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(3)	1,200,000	662,297
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(3)	3,000,000	1,570,718
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(3)	1,500,000	707,996
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(3)	1,800,000	803,663
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,167,084
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	549,343
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	545,495
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,082,900
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	644,524
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,071,758
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,069,745
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,067,119
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,002,001
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,169,838
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,642,974
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,519,881
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	984,588
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,978,416
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	970,000	1,003,898
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	14,376,845
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,204,864
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,326,874
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	961,576
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,876,786
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,236,901
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,550,769
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	826,590
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,025,679
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	12,019,821
Tampa Water & Wastewater System Rev., 5.00%, 10/1/34	625,000	727,584
Tampa Water & Wastewater System Rev., 5.00%, 10/1/37	1,935,000	2,220,698
Tampa Water & Wastewater System Rev., 5.00%, 10/1/38	1,000,000	1,143,677
Tampa Water & Wastewater System Rev., 5.00%, 10/1/39	5,085,000	5,771,628
Tampa Water & Wastewater System Rev., 5.00%, 10/1/40	2,045,000	2,310,879
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	2,000,000	2,250,302
Tampa Water & Wastewater System Rev., 5.00%, 10/1/42	2,000,000	2,243,477
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,183,774
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,501,811
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,226,701
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	998,917
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	205,000	205,083
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,090,000	2,080,848
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,860,000	1,844,535

Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	245,000	239,824
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(1)	755,000	711,359
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	600,000	549,423
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	965,000	899,864
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(1)	1,745,000	1,547,004
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	1,000,000	854,419
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,145,000	2,834,376
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(1)	2,305,000	1,972,666
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	1,000,000	819,395
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(1)	2,475,000	2,048,679
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,500,000	1,175,747
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,500,000	3,290,308
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,500,000	4,692,181
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	4,000,000	4,169,194
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,084,269
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,297,436
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,111,115
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,162,343
Wildwood Utility Dependent District Rev., 5.00%, 10/1/34 (BAM)	750,000	854,237
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	700,000	793,191
Wildwood Utility Dependent District Rev., 5.00%, 10/1/37 (BAM)	400,000	450,341
Wildwood Utility Dependent District Rev., 5.00%, 10/1/38 (BAM)	500,000	559,070
Wildwood Utility Dependent District Rev., 5.00%, 10/1/39 (BAM)	500,000	555,605
		204,942,315
Georgia — 3.5%
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,053,681
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	944,217
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,836,607
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,582,751
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	1,865,792
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	1,806,994
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	1,000,000	885,222
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	2,460,000	2,197,692
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,032,930
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	3,355,000	3,189,480
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,232,482
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,101,577
Georgia Ports Authority Rev., 5.00%, 7/1/32	1,975,000	2,339,566
Georgia Ports Authority Rev., 5.00%, 7/1/33	2,000,000	2,345,732
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,120,595
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	2,645,326
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	7,500,000	7,606,942
Main Street Natural Gas, Inc. Rev., VRN, 2.24%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,955,714
Main Street Natural Gas, Inc. Rev., VRN, 2.42%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,927,664
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,140,711
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	20,100,000	20,051,471
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	10,000,000	10,161,661
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 9/1/52 (GA: Citigroup, Inc.)	13,000,000	12,875,785
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	13,000,000	13,656,786
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(2)	1,500,000	1,560,168
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,357,017
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,647,823
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	1,967,357
		133,089,743

Guam — 0.1%
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,004,051
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,002,025
		3,006,076
Hawaii — 0.6%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,030,569
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,359,861
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	8,866,576
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,743,164
		23,000,170
Illinois — 10.6%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,213,881
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,064,083
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,056,238
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,078,216
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,799,486
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,037,115
Chicago GO, 5.00%, 1/1/30	6,600,000	7,071,714
Chicago GO, 4.00%, 1/1/35	3,000,000	2,851,933
Chicago GO, 6.00%, 1/1/38	5,000,000	5,378,597
Chicago Board of Education GO, 5.00%, 12/1/22	1,000,000	1,005,798
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	16,227,621
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,320,595
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,512,878
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,131,760
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,669,339
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,435,126
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,227,173
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,478,468
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42(4)	2,500,000	2,404,813
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,222,767
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,039,389
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,120,691
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,126,350
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,512,868
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,692,860
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,019,956
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,018,623
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	782,417
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	779,389
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,329,812
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,553,854
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	3,839,433
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	10,411,691
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,259,558
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,130,587
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,390,005
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,707,441
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,610,419
Cook County GO, 5.00%, 11/15/25	3,600,000	3,852,414
Cook County GO, 5.00%, 11/15/27	2,800,000	3,026,607
Cook County GO, 5.00%, 11/15/27	4,000,000	4,421,907
Cook County GO, 5.00%, 11/15/28	1,000,000	1,075,192
Cook County GO, 5.00%, 11/15/29	3,270,000	3,503,875
Cook County GO, 5.00%, 11/15/31	2,350,000	2,504,727

Cook County GO, 5.00%, 11/15/34	2,000,000	2,125,222
Cook County GO, 5.00%, 11/15/35	1,800,000	1,910,525
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,027,586
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	1,904,191
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,256,468
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,012,737
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,087,986
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,214,430
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,607,679
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,199,965
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,262,774
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,999,036
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,029,314
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,100,807
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,072,417
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,168,321
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,301,446
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,364,489
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,431,833
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,500,843
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,658,484
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	406,663
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	416,098
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	425,623
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	379,837
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	434,851
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	823,114
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,633,419
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,573,415
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	991,852
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,920,887
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,141,291
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	530,518
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	332,144
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	524,112
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	594,370
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	519,696
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,542,465
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	756,908
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,579,044
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,220,822
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	4,685,439
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,087,575
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	2,903,168
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,025,441
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 2.37%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,937,578
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	252,276
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	730,285
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	343,967
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	723,282
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	766,925
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,253,496
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,752,578
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	11,285,852
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(2)	1,000,000	1,023,762

Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,396,932
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,728,747
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,113,457
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,436,750
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,109,303
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	2,860,531
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,322,857
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,737,449
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	15,858,826
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,551,956
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	3,450,000	3,544,868
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	822,240
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	479,907
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	259,858
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	200,000	206,310
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	583,826
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	552,089
Northern Illinois University Rev., 5.00%, 10/1/25 (BAM)	325,000	344,202
Northern Illinois University Rev., 5.00%, 10/1/26 (BAM)	250,000	268,700
Northern Illinois University Rev., 5.00%, 10/1/27 (BAM)	325,000	353,652
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,134,348
Northern Illinois University Rev., 5.00%, 10/1/29 (BAM)	325,000	361,335
Northern Illinois University Rev., 5.00%, 10/1/30 (BAM)	325,000	363,981
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,193,524
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,539,623
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	974,768
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,228,300
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,260,186
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,067,549
State of Illinois GO, 5.00%, 11/1/27	15,000,000	16,057,476
State of Illinois GO, 5.125%, 12/1/29	17,000,000	18,169,877
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,797,764
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,210,602
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,098,241
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,051,904
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,197,239
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,602,502
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,172,041
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,367,251
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,661,794
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,171,677
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,056,424
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,029,329
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	841,092
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,609,452
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,093,845
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,098,911
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	602,632
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	771,980
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,028,409
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	927,817
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,122,180
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,293,190
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,079,614
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,459,234

Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,539,378
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,667,619
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,240,114
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,059,441
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	655,594
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	285,000	308,195
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(2)	3,180,000	3,438,803
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	2,815,000	3,036,601
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,432,368
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,018,567
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,383,118
		401,661,321
Indiana — 0.9%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,196,365
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,137,635
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,670,459
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,008,451
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,064,665
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,094,155
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,110,596
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/23	1,735,000	1,753,373
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,275,906
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,240,120
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,150,319
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,300,905
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,034,856
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,190,077
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,290,798
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,505,248
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,279,082
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 2.22%, (MUNIPSA plus 0.55%), 11/1/39	4,685,000	4,688,055
		32,991,065
Iowa — 0.1%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 2.15%, 5/15/56	5,000,000	4,669,340
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	815,000	697,114
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	916,900
		1,614,014
Kentucky — 1.6%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	647,211
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	287,662
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	956,835
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	570,371
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	477,900
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	443,105
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	355,592
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	689,292
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,475,000	1,526,037
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,749,804
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/23	825,000	832,165
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/24	750,000	775,005
Kenton County Airport Board Rev., (Cincinnati / Northern Kentucky International Airport), 5.00%, 1/1/26	1,330,000	1,429,406

Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,645,020
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,066,983
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,416,828
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,077,105
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	15,131,506
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,209,205
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,921,698
Kentucky State University COP, 5.00%, 11/1/24 (BAM)	200,000	209,649
Kentucky State University COP, 5.00%, 11/1/25 (BAM)	140,000	149,704
Kentucky State University COP, 5.00%, 11/1/27 (BAM)	200,000	221,782
Kentucky State University COP, 5.00%, 11/1/29 (BAM)	150,000	170,891
Kentucky State University COP, 5.00%, 11/1/30 (BAM)	175,000	201,345
Kentucky State University COP, 5.00%, 11/1/31 (BAM)	180,000	208,659
Kentucky State University COP, 4.00%, 11/1/33 (BAM)	130,000	137,546
Kentucky State University COP, 4.00%, 11/1/34 (BAM)	130,000	135,781
Kentucky State University COP, 4.00%, 11/1/35 (BAM)	135,000	140,187
Kentucky State University COP, 4.00%, 11/1/36 (BAM)	155,000	158,748
Kentucky State University COP, 4.00%, 11/1/38 (BAM)	325,000	329,645
Kentucky State University COP, 4.00%, 11/1/41 (BAM)	250,000	244,748
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	440,000	421,193
Kentucky State University COP, 4.00%, 11/1/51 (BAM)	550,000	525,585
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,574,679
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,612,906
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,210,226
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,199,594
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,468,126
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,644,799
		61,174,523
Louisiana — 1.3%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	572,367
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	536,391
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,067,322
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	531,556
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	526,114
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	522,059
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	361,005
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	255,530
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	6,877,907
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,055,580
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,003,124
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,142,661
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,119,256
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(2)	6,000,000	6,447,991
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,052,175
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,048,961
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	3,250,000	3,271,965
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	545,222
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	897,706
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	390,144
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,217,315

New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,319,675
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,308,622
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	254,589
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	207,913
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	798,142
		48,331,292
Maryland — 1.3%
Baltimore Rev., 4.875%, 6/1/42(1)(4)	875,000	879,883
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	626,235
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,631,121
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,280,000	1,296,165
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,520,446
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,650,636
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	539,546
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,136,898
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	306,593
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	341,740
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	392,837
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,306,772
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,049,777
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	202,618
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,545
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	121,791
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	131,604
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	176,406
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	251,260
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	300,745
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	324,228
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	2,505,000	2,275,998
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/30	510,000	520,063
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,469,136
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	843,484
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,754,429
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,057,522
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/26	2,550,000	2,763,150
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/24	800,000	833,324
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/26	850,000	918,771
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/27	1,125,000	1,236,705
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,047,464
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,153,791
State of Maryland Department of Transportation Rev., 5.00%, 10/1/24	10,000,000	10,539,530
		49,778,213
Massachusetts — 1.3%
Boston GO, 5.00%, 11/1/34	1,975,000	2,338,679
Massachusetts GO, 5.00%, 1/1/37	10,000,000	10,994,422
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,434,631
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,354,669
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/23(1)	125,000	126,786

Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(1)	130,000	133,539
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(1)	125,000	129,913
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(1)	160,000	168,226
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(1)	160,000	170,103
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(1)	170,000	182,318
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(1)	300,000	323,885
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(1)	325,000	352,452
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(1)	350,000	364,605
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(1)	400,000	412,105
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(1)	315,000	321,908
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(1)	300,000	305,241
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(1)	275,000	279,062
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(1)	465,000	470,882
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(1)	245,000	247,388
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/37(1)	1,850,000	1,944,312
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles Inc Obligated Group), 5.00%, 10/1/47(1)	1,000,000	1,050,713
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	672,378
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	834,562
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	829,007
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	584,317
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	496,665
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	469,359
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	635,698
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,912,045
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,036,165
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,426,878
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,350,897
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 4.00%, 10/1/45 (AGM)	6,670,000	6,305,152
		47,658,962
Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	889,908
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,523,775
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,656,367
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,764,211
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,932,916
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,049,463
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,898,389
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,531,034
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,651,589
Detroit GO, 5.00%, 4/1/34	1,000,000	1,046,727
Detroit GO, 5.00%, 4/1/35	1,450,000	1,507,271
Detroit GO, 5.00%, 4/1/37	1,630,000	1,678,222
Detroit GO, 5.00%, 4/1/38	700,000	717,563
Detroit GO, 4.00%, 4/1/42	1,100,000	966,549
Detroit GO, 5.00%, 4/1/46	1,745,000	1,758,147

Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	885,139
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	573,440
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	624,257
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,300,308
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,661,193
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,302,542
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,686,263
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	400,000	407,790
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	781,005
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	521,309
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 2.625%, 5/15/25	1,150,000	1,104,705
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,050,626
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,017,671
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,041,109
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,064,180
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,592,430
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,752,647
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,412,819
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,431,236
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,727,228
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,245,391
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,828,368
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,731,913
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,158,284
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,605,285
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,074,312
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,553,831
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,000,000	1,043,228
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,400,000	1,460,519
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,250,000	1,304,035
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	1,565,000	1,632,652
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	1,859,615
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	813,602
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,127,035
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,087,199
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,412,315
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,604,423
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,148,254
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,047,294
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	679,531
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,226,551
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,197,066
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,088,623
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,083,884
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,665,584
		104,188,822
Minnesota — 0.3%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,054,474
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,043,625
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	383,945
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	434,194
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	395,909
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	425,627
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	405,179

Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	388,869
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	507,539
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,241,567
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	838,471
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,144,343
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,067,630
		10,331,372
Mississippi — 0.4%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,523,126
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,095,837
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,042,956
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	550,000
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	586,112
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,422,147
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33	685,000	733,474
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34	700,000	744,453
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35	600,000	634,796
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36	650,000	686,367
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37	750,000	790,215
		13,809,483
Missouri — 1.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	604,794
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,022,379
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	843,576
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,166,190
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,427,819
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,317,581
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,187,467
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,006,422
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/31	650,000	704,686
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/32	1,000,000	1,079,395
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/33	750,000	806,324
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 5.00%, 2/15/35	915,000	976,955
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	490,906
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/25	1,000,000	1,059,800
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	1,000,000	1,095,560
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,219,445
Health & Educational Facilities Authority of the State of Missouri Rev., (St Louis University), VRDN, 1.10%, 9/1/22 (LOC: Barclays Bank PLC)	3,080,000	3,080,000
Health & Educational Facilities Authority of the State of Missouri Rev., (State of New Jersey Department of the Treasury), VRDN, 1.07%, 9/1/22 (LOC: Wells Fargo Bank N.A.)	965,000	965,000
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	620,324
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	582,869
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	279,518

Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	557,660
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	581,561
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	522,399
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	408,855
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	714,017
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,048,201
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	505,590
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	971,780
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	631,940
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,838,706
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,000,966
		40,318,685
Nebraska — 0.5%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,500,000
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,156,446
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	10,231,971
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,214,506
		19,102,923
Nevada — 0.8%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	802,613
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	775,957
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	800,788
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/22	2,150,000	2,150,000
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,890,000	1,901,163
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,301,656
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	1,872,282
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Revenue), 4.00%, 7/1/32	3,810,000	3,934,707
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,444,792
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,535,343
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	450,000	412,525
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	1,000,000	882,344
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	1,000,000	826,846
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	490,000	457,012
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	545,000	489,167
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	1,000,000	1,002,207
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	494,965
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,100,000	2,228,672
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	978,391
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,613,319
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,075,482
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	950,140
Sparks Rev., 2.50%, 6/15/24(1)	560,000	544,326
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/40	2,250,000	2,290,573
		30,765,270
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,159,466	13,823,211
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	2,026,977
		15,850,188
New Jersey — 4.7%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,041,306
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,068,943
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,085,368

New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,216,966
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	2,335,000	2,376,678
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,170,740
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,186,040
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,180,980
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,489,070
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,240,744
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,417,578
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/23 (BAM)	5,125,000	5,233,328
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/27 (BAM)	3,000,000	3,283,323
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/28 (BAM)	6,000,000	6,549,927
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Revenue), 5.00%, 7/1/33	1,000,000	1,055,697
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)(2)	2,360,000	2,518,500
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,615,387
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,769,198
New Jersey Educational Facilities Authority Rev., (St Elizabeth University), 5.00%, 7/1/26	1,865,000	1,896,273
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,160,224
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,832,817
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(2)	1,500,000	1,622,184
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(2)	1,500,000	1,622,184
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,274,896
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,156,651
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,027,804
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,587,065
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,137,653
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,788,935
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,550,503
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,234,858
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,512,247
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,164,898
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,050,513
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,424,446
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,401,891
Newark GO, 5.00%, 10/1/25 (AGM)	700,000	746,250
Newark GO, 5.00%, 10/1/25 (AGM)	500,000	533,036
Newark GO, 5.00%, 10/1/26 (AGM)	650,000	704,073
Newark GO, 5.00%, 10/1/27 (AGM)	650,000	715,971
Newark GO, 5.00%, 10/1/28 (AGM)	600,000	670,153
Newark Board of Education GO, 4.00%, 7/15/35 (BAM)	1,490,000	1,510,190
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,093,608
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,481,947
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,750,908
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,015,693
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,243,843
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,230,141
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	4,963,369
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,345,732
		177,950,729

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,413,156
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,662,635
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(2)	1,000,000	1,070,511
		4,146,302
New York — 11.1%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	420,305
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	365,317
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	364,708
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,832,673
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45	2,000,000	1,822,044
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,083,817
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,545,708
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	882,985
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,959,375
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	953,591
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,888,268
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,644,630
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,000,000
Metropolitan Transportation Authority Rev., 5.00%, 2/1/23	12,745,000	12,846,776
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	10,124,358
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,238,238
Metropolitan Transportation Authority Rev., 4.00%, 11/15/45	8,320,000	7,480,324
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	5,000,000	4,462,482
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	8,000,000	8,173,642
Metropolitan Transportation Authority Rev., VRN, 2.12%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,988,673
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	10,000,000	10,991,738
New York City GO, 5.00%, 8/1/25	1,700,000	1,800,523
New York City GO, 5.00%, 8/1/25	13,605,000	14,572,230
New York City GO, 5.00%, 8/1/26	5,370,000	5,681,055
New York City GO, 5.00%, 8/1/32	2,000,000	2,218,147
New York City GO, 5.00%, 8/1/33	500,000	551,607
New York City GO, 5.00%, 8/1/33	1,000,000	1,103,214
New York City GO, 5.00%, 8/1/34	2,215,000	2,423,837
New York City GO, 4.00%, 9/1/46(4)	4,960,000	4,743,346
New York City GO, 4.00%, 3/1/50	3,030,000	2,869,888
New York City GO, 4.00%, 8/1/50	5,000,000	4,730,098
New York City GO, VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	4,750,000	4,750,000
New York City Industrial Development Agency Rev., (Queens Ballpark Co. LLC), 5.00%, 1/1/28 (AGM)	450,000	491,184
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/27	2,140,000	2,314,062
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,707,091
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,378,459
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,704,214
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,679,145
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 1.03%, 9/1/22 (SBBPA: Bank of America N.A.)	600,000	600,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,318,238
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	10,162,066
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,629,690
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,725,554
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	13,697,266
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35(4)	7,485,000	8,621,983

New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,656,484
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 1.05%, 9/1/22 (SBBPA: JPMorgan Chase Bank N.A.)	3,000,000	3,000,000
New York City Transitional Finance Authority Future Tax Secured Rev.,VRDN, 1.05%, 9/1/22 (SBBPA: Mizuho Bank Ltd.)	350,000	350,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	10,958,863
New York Power Authority Rev., 5.00%, 11/15/24 (AGM)	2,425,000	2,566,446
New York Power Authority Rev., 5.00%, 11/15/25 (AGM)	1,450,000	1,567,424
New York Power Authority Rev., 5.00%, 11/15/26 (AGM)	2,075,000	2,287,828
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	4,015,892
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,516,141
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	904,988
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,684,056
New York State Dormitory Authority Rev., (Garnet Health Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,355,271
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,654,394
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	4,450,612
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,503,181
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/38	10,000,000	9,827,542
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,085,476
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/48	4,675,000	4,429,107
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	2,000,000	2,091,853
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/25	1,700,000	1,818,143
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/26	1,500,000	1,639,503
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/32	3,000,000	3,418,729
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,016,077
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,254,402
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,497,238
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	4,889,639
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	5,864,890
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/31	1,630,000	1,778,720
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/32	1,975,000	2,144,930
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,850,000	1,989,629
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	5,500,000	5,162,286
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,573,393
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	753,282
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,026,863
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,031,544
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	487,348
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,038,940
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,115,144
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,419,314
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,365,829
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	2,848,230
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	742,156
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,077,144
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	622,331
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	844,306
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,668,312
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,432,323
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,879,842
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,875,000	2,030,402
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36	2,755,000	2,969,686

Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	1,500,000	1,612,571
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	1,300,000	1,393,595
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,037,724
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,405,225
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	4,545,000	4,261,853
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,031,512
		419,091,162
North Carolina — 1.6%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,317,978
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,454,194
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,118,248
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,698,097
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,507,294
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,836,366
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,196,329
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,724,201
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.50%, 10/1/24	745,000	724,337
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,031,568
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	947,536
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,049,974
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	562,954
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,767,913
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	989,246
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,091,704
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,129,079
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,239,825
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	549,806
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/40	2,000,000	2,075,279
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	882,467
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 5.00%, 10/1/45	1,800,000	1,849,289
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,155,967
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	4,997,517
State of North Carolina Rev., 5.00%, 3/1/33	15,000,000	16,680,004
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,615,696
		61,192,868
Ohio — 1.2%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/37	5,000,000	4,950,282
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,328,978
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,523,115
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,110,840
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	784,027
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/25	100,000	106,181
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/26	125,000	134,993
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/27	250,000	274,036
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/28	250,000	277,316
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/31	200,000	228,100
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/32	225,000	255,286
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/33	250,000	282,113
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/34	500,000	561,455
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	600,000	670,106
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	529,195
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/46	1,500,000	1,424,476
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,088,689

Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,035,000	1,073,767
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,677,643
Columbus GO, 5.00%, 4/1/34	2,625,000	3,068,480
Columbus GO, 5.00%, 4/1/35	2,000,000	2,319,882
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,515,111
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,803,614
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,411,694
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,126,122
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,713,781
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,856,736
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,818,121
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,029,110
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,519,117
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/37	1,400,000	1,376,100
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/41	1,500,000	1,436,837
		47,275,303
Oklahoma — 0.4%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,586,040
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,054,207
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,053,908
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,043,432
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,092,456
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,151,363
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,112,188
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,104,790
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	254,130
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,709,228
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	522,483
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	627,036
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,040,298
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,270,445
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,014,799
		15,636,803
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 2.75%, 11/15/25	720,000	700,346
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	505,208
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	500,643
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,769,575
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	352,824
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	255,094
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	205,907
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	613,158
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,435,204
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	325,000
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	607,149
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	483,710
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	281,897
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	247,645
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	213,747
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	282,724
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	250,164
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	212,332
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,048,853
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	553,955

Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	500,000	551,595
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	549,662
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	657,350
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	869,460
		16,473,202
Pennsylvania — 6.0%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,246,351
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,014,696
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	601,901
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	399,848
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,500,158
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,651,894
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	1,971,230
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,363,507
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	784,004
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	436,119
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,045,597
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,746,711
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,186,873
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,178,848
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,449,309
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,520,988
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,591,198
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,539,443
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,075,605
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,524,797
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	543,946
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	790,164
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	694,211
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,104,777
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,159,473
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,212,844
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,265,142
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,321,474
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(2)	5,000,000	5,220,516
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 2.27%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,722,289
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,133,573
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	5,450,000	5,788,540
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,361,759
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	1,935,755
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	3,592,273
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,156,191
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,072,163
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	993,365
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,072,816
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	551,427
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	553,074
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 2.70%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,008,299
Pennsylvania COP, 5.00%, 7/1/29	600,000	665,688
Pennsylvania COP, 5.00%, 7/1/30	750,000	831,230

Pennsylvania COP, 5.00%, 7/1/31	850,000	939,971
Pennsylvania COP, 5.00%, 7/1/35	450,000	491,102
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,410,839
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	12,755,562
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,387,967
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	486,980
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	734,577
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	718,280
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	795,158
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	994,811
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,215,329
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,198,449
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,950,461
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,053,384
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	6,774,541
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,154,904
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,140,805
Pennsylvania Turnpike Commission Rev., VRN, 2.27%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,011,256
Pennsylvania Turnpike Commission Rev., VRN, 2.37%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,010,180
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,373,494
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,100,479
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,622,844
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,266,656
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,768,980
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,972,686
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,277,459
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,550,939
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,796,245
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,885,709
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	843,472
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,127,533
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	617,627
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,172,001
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	838,387
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,178,706
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,113,441
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	426,730
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,381,132
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,310,294
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,882,545
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,695,075
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,795,957
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,120,678
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,005,785
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	678,572
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,131,981
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,167,309
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,613,648
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,610,852
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,000,000
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,389,149
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	551,797
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	529,992
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,361,763
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,313,343

School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,760,159
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,321,478
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,094,592
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,792,473
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	813,022
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,074,716
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,221,797
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 2.03%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,010,356
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	347,825
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	344,556
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	473,587
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,286,011
		228,818,454
Rhode Island — 0.9%
Providence Public Building Authority Rev., 5.00%, 9/15/25 (AGM)	2,785,000	2,984,172
Providence Public Building Authority Rev., 5.00%, 9/15/26 (AGM)	3,480,000	3,805,551
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,822,516
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	4,185,000	4,664,972
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,008,560
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,196,501
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,175,000	2,433,048
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,904,605
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,038,612
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	483,937
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	533,955
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	531,007
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,284,377
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,070,790
		32,762,603
South Carolina — 0.9%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	419,048
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	967,262
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,805,970
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,038,823
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,214,851
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,152,957
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,609,670
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,787,450
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,140,577
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,412,963
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	256,390
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,219,255
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	487,978
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(1)	905,000	827,142
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(1)	1,000,000	854,699
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	1,000,000	804,246
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,027,644
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	3,857,991
		34,884,916
Tennessee — 0.9%
Metropolitan Government of Nashville & Davidson County Water & Sewer Rev., 4.00%, 7/1/46	2,275,000	2,183,322
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	388,445
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	671,706
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	429,546

Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	399,437
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	504,499
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	504,204
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	12,496,716
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	16,500,000	16,674,060
		34,251,935
Texas — 12.1%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,576,564
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,099,942
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,205,235
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,088,903
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,082,552
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	206,788
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	388,725
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	334,556
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	503,592
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	376,682
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	551,049
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	896,802
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	462,587
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/27 (PSF-GTD)	350,000	366,631
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/28 (PSF-GTD)	290,000	305,191
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/29 (PSF-GTD)	285,000	301,422
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/30 (PSF-GTD)	305,000	323,816
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 4.00%, 2/15/31 (PSF-GTD)	315,000	332,333
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,329,848
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,697,103
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,256,362
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,502,860
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,868,338
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,233,132
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,357,601
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,077,233
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,216,196
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,843,789
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,372,310
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,197,697
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	993,532
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,107,122
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	2,996,356
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,014,971
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(2)	2,000,000	2,137,150
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,095,750
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,638,182
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	2,615,269
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	3,486,304
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,079,102
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,176,513
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	534,466
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,558,358
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,474,546
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,825,260
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	5,911,515
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,500,000	4,974,891
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	10,000,000	11,024,887

Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)(4)	2,250,000	2,281,679
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)(4)	2,105,000	2,127,916
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)(4)	2,500,000	2,520,884
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)(4)	4,860,000	4,888,023
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	402,857
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	488,609
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	248,091
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	206,835
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,343,896
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,265,060
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,203,227
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,212,593
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	521,518
El Paso Water & Sewer Rev., 5.00%, 3/1/36	9,190,000	10,388,598
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	1,400,000	1,469,440
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,684,448
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,484,369
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,527,717
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,126,103
Fort Bend Independent School District GO, VRN, 0.72%, 8/1/51 (PSF-GTD)	4,295,000	3,935,152
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,525,771
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,532,198
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,512,799
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,348,705
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,689,332
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,656,653
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,088,558
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,077,738
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,286,278
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,409,515
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,779,529
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,606,680
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,069,351
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,067,880
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	1,000,000	1,004,944
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,615,939
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	969,095
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	868,481
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	731,444
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	792,318
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,041,242
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	530,278
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,378,322
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,032,389
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	499,104
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,027,492
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,016,078
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,264,485
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,015,068
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,186,124
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,037,219
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	423,245
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	989,484

Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,042,115
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,123,797
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	732,219
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,256,065
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,959,659
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,207,480
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,079,232
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,450,188
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,516,776
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,003,126
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,492,215
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	250,713
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	502,408
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	265,097
Irving Hospital Authority Rev., VRN, 2.77%, (MUNIPSA plus 1.10%), 4/15/23(2)	1,580,000	1,581,063
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	600,169
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	996,143
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	990,385
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	986,363
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,108,028
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/25 (AGM)	890,000	946,523
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/27 (AGM)	1,050,000	1,151,066
Memorial City Redevelopment Authority Tax Allocation, (Houston Reinvestment Zone No. 17), 5.00%, 9/1/28 (AGM)	1,250,000	1,384,553
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,153,756
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	756,122
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	492,440
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	524,389
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,102,912
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,670,000	1,841,862
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,102,912
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(2)	1,000,000	1,102,912
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,732,614
North Texas Tollway Authority Rev., 5.00%, 1/1/24(2)	1,145,000	1,184,702
North Texas Tollway Authority Rev., 5.00%, 1/1/24	2,355,000	2,435,085
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,076,423
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,338,069
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,332,762
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	3,783,509
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,123,409
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,533,985
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,039,158
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,463,626
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,112,284
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,165,905
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,364,245
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)(4)	1,450,000	1,444,075
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)(4)	1,500,000	1,475,864
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)(4)	800,000	782,060
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)(4)	1,000,000	973,031

Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,391,182
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,302,239
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,033,837
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	530,518
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,084,578
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	830,525
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	563,938
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	744,522
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,152,064
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,236,370
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,017,807
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,010,739
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,500,600
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,201,484
San Antonio Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	3,240,000	3,756,183
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,079,898
San Antonio Water System Rev., 5.00%, 5/15/42	1,000,000	1,116,149
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	3,996,990
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,058,647
State of Texas GO, 5.00%, 8/1/38	1,875,000	1,982,271
State of Texas GO, 5.00%, 8/1/39	2,460,000	2,598,623
State of Texas GO, 5.00%, 8/1/40	1,185,000	1,250,757
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 3.00%, 11/15/26	3,000,000	2,913,160
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,073,156
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	3,965,000	4,213,301
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/22 (GA: Macquarie Group Ltd.)	1,000,000	1,004,616
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/23 (GA: Macquarie Group Ltd.)	1,150,000	1,170,814
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	1,850,000	1,943,018
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,499,523
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,290,497
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,444,189
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,591,903
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,063,932
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,536,709
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,909,436
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	9,910,000	11,202,472
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	14,540,000	16,007,660
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	10,096,365
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	1,180,000	1,341,917
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,508,015
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,540,437
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,387,359
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,179,392
University of Houston Rev., 5.00%, 2/15/27	8,100,000	8,748,772
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,087,823
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	742,792
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,614,090
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,283,035
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,032,933
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,181,260
		457,512,757
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,272,907

Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,225,705
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,042,179
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,086,487
		7,627,278
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	215,000	221,856
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	777,487
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,447,182
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	644,648
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,060,315
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	831,261
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,056,197
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	948,013
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	524,015
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,245,601
		11,756,575
Virginia — 0.9%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/24	1,250,000	1,302,732
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,849,950
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,822,477
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,130,800
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,769,349
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	637,355
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	145,000	143,745
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	696,611
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,460,038
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	673,945
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,054,270
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,069,407
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	744,720
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	450,000
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	508,065
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	462,287
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	771,503
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,023,387
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,161,962
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,155,286
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,760,494
		32,648,383
Washington — 3.5%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,175,207
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	3,000,000	3,490,779
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	10,000,000	11,222,715
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	7,758,110
Seattle Municipal Light & Power Rev., VRN, 1.92%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,709,760
State of Washington GO, 5.00%, 7/1/24	12,000,000	12,568,567
State of Washington GO, 4.00%, 7/1/26	10,000,000	10,580,385
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,585,550

State of Washington GO, 5.00%, 8/1/29	18,795,000	20,098,366
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,426,280
State of Washington GO, 5.00%, 6/1/34	1,500,000	1,697,919
State of Washington GO, 5.00%, 6/1/35	1,500,000	1,682,021
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,752,226
State of Washington GO, 5.00%, 8/1/42	5,000,000	5,578,136
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	6,000,000	6,314,594
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 2.72%, (MUNIPSA plus 1.05%), 1/3/23, Prerefunded at 100% of Par(2)	2,000,000	2,002,431
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	6,879,928
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,035,572
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	6,750,000	6,087,601
		133,646,147
Wisconsin — 0.9%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	576,789
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/41	2,250,000	2,386,500
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	957,329
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	754,274
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	805,997
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	336,004
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	813,778
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	302,938
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	300,162
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	322,397
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,061,308
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	573,221
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	989,837
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,708,216
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,830,714
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,963,892
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,114,865
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/23	1,375,000	1,397,672
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/24	1,000,000	1,035,568
Public Finance Authority Rev., (Renown Regional Medical Center), 5.00%, 6/1/25	1,500,000	1,575,871
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	270,000	264,278
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	518,201
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,185,280
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(1)	1,000,000	862,339
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	1,250,000	1,007,013
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	595,753
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,843,016
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	692,226
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,313,096
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,588,137
		35,676,671
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,866,807,630)		3,796,034,587
OTHER ASSETS AND LIABILITIES — (0.2)%		(7,545,339)
TOTAL NET ASSETS — 100.0%		$3,788,489,248

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	266	December 2022	$31,097,063	$41,144
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $150,538,529, which represented 4.0% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	3,796,034,587	—

Other Financial Instruments
Futures Contracts	41,144	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.